Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2019
Significant Accounting Policies [Abstract]
Statement of IFRS compliance
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”), which includes all standards issued by the International Accounting Standards Board (“IASB”) and related interpretations issued by the IFRS Interpretations Committee.

Critical accounting estimates and judgments
The consolidated financial statements have been prepared on a historical cost basis, except for debt and equity financial assets and derivative financial instruments that have been measured at fair value.
Critical Accounting Estimates and Judgments
The preparation of the financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts in the financial statements. Management continually evaluates its judgments and estimates in relation to assets, liabilities, contingent liabilities, revenues and expenses. Management bases its judgments and estimates on historical experience and on other various factors it believes to be reasonable under the circumstances, the result of which forms the basis of the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions and conditions and may materially affect the financial results or the financial position reported in future periods.
Management has identified the following critical accounting policies for which significant judgments, estimates and assumptions are made.
Significant accounting estimates and assumptions
Business combinations
We use our best estimates and assumptions to accurately assign fair value to the intangible assets acquired at the acquisition date. The estimation is primarily due to the judgmental nature of the inputs to the valuation models used to measure the fair value of these intangible assets, as well as the sensitivity of the respective fair values to the underlying significant assumptions. Our estimates are inherently uncertain and subject to refinement. We use a discounted cash flow method of the income approach to measure the fair value of these intangible assets. The significant assumptions used to estimate the fair value of the intangible assets include revenue growth rates, technology migration curves, customer attrition rates and discount rates. These assumptions are forward-looking and could be affected by future economic and market conditions.

During the measurement period, which may be up to one year from the date of acquisition, the Group may record adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed, with the corresponding offset to goodwill. In addition, uncertain tax positions are initially established in connection with a business combination as of the acquisition date. The Group continues to collect information and reevaluates these estimates and assumptions as deemed reasonable by management. The Group records any adjustments to these estimates and assumptions against goodwill provided they arise within the measurement period. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations. For details of business combinations, please refer to Note 12.
Significant accounting judgments
Taxation
Deferred tax assets are recognized for deductible temporary differences for which management considers it is probable that future taxable income will be available to utilize those temporary differences. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable income, together with future tax-planning strategies.
Management judgment is required to determine the extent to which deferred tax assets should be recognized based upon the likely timing and the level of future taxable income available to utilize the Group’s deferred tax benefits. Assumptions about the generation of future taxable income depend on management’s estimates of future cash flows, future business expectations, capital expenditure, dividends, and other capital management transactions.
Management judgment is also required in relation to the application of income tax legislation, which involves an element of inherent risk and uncertainty. Where management judgment is found to be misplaced, some or all of recognized deferred tax asset and liability carrying amounts may require adjustment, resulting in a corresponding credit or charge to the consolidated statements of operations.
For details of taxation, please refer to Note 8.
Impairment of non-financial assets
The Group assesses impairment of all assets at each reporting date by evaluating conditions specific to the Group and to the particular asset that may lead to impairment.
These include product performance, technology, economic and political environments, and future product expectations. If an impairment trigger exists, the recoverable amount of the asset is determined. No indicators of impairment existed that were significant enough to warrant such assets to be tested for impairment in the fiscal years ended 2019, 2018 and 2017. For details of non-financial assets, please refer to Note 10 and 11.
Impairment of financial instruments
The Group assesses the credit risk for financial instruments and establishes a loss allowance for impairment that represents its estimate of incurred losses in respect of financial instruments. For details of financial instruments, please refer to Note 5.

Functional currency
All amounts included in the consolidated financial statements are reported in thousands of U.S. dollars (U.S. $ in thousands) except where otherwise stated. Due to rounding, numbers presented throughout this document may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Principles of consolidation
Principles of consolidation
The consolidated financial statements incorporate the financial positions and the results of operations of the Group. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated.

Segment
Segment
The Group operates as a single cash-generating unit (“CGU”) and as a single operating segment, which is also its reporting segment. An operating segment is defined as a component of an entity for which discrete financial information is available and whose operating results are regularly reviewed by the chief operating decision maker. The Group's chief operating decision makers are the Group's Co-Chief Executive Officers, who review operating results to make decisions about allocating resources and assessing performance based on consolidated financial information. Accordingly, the Group has determined it operates in one operating segment.

Foreign currency
Foreign currency
The Group's consolidated financial statements are presented using the U.S. dollar, which is the Company's functional currency. Some of the Group’s foreign subsidiaries’ functional currency is the local currency. We translate the financial statements of these subsidiaries to U.S. dollars using month-end exchange rates for assets and liabilities, and average exchange rates for revenue, costs, and expenses.  Adjustments resulting from translating foreign functional currency financial statements into U.S. dollars are recorded as a separate component on the consolidated statements of comprehensive income.
Foreign currency transaction gains and losses from re-measurement of monetary assets and liabilities that are denominated in currencies other than the respective functional currencies are included in other non-operating (expense) income, net in the consolidated statements of operations for the period.

Revenue recognition
Policies, Estimates and Judgments
Under IFRS 15, revenues are generally recognized upon the transfer of control of promised products or services provided to our customers, reflecting the amount of consideration we expect to receive for those products or services. We enter into contracts that can include various combinations of products and services, which are generally capable of being distinct and accounted for as separate performance obligations. Revenue is recognized net of allowances for returns and any taxes collected from customers, which are subsequently remitted to governmental authorities. The revenue recognition policy is consistent for sales generated directly with customers and sales generated indirectly through solution partners and resellers.
Revenues are recognized upon the application of the following steps:
1.Identification of the contract or contracts with a customer;
2.Identification of the performance obligations in the contract;
3.Determination of the transaction price;
4.Allocation of the transaction price to the performance obligations in the contract; and
5.Recognition of revenue when, or as, the performance obligation is satisfied.
The timing of revenue recognition may differ from the timing of invoicing our customers. We record a contract asset when revenue is recognized prior to invoicing. Contract assets are netted against any related contract liabilities in the consolidated statements of financial position. Our revenue arrangements include standard warranty provisions that our arrangements will perform and operate in all material respects, the financial impacts which have historically been and are expected to continue to be insignificant. Our contracts do not include a significant financing component.
Our contracts with customers often include promises to transfer multiple products and services to a customer. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require judgment.
We allocate the transaction price for each contract to each performance obligation based on the relative SSP for each performance obligation. We use judgment in determining the SSP for products and services. We typically determine an SSP range for our products and services which is reassessed on a periodic basis or when facts and circumstances change. For all performance obligations other than perpetual and term licenses, we are able to determine SSP based on the observable prices of products or services sold separately in comparable circumstances to similar customers. In instances where performance obligations do not have observable standalone sales, we utilize available information that may include market conditions, pricing strategies, the economic life of the software, and other observable inputs to estimate the price we would charge if the products and services were sold separately.
Our products are generally sold with a right of return, we may provide other credits or incentives, and in certain instances we estimate customer usage of our services, which are accounted for as variable consideration when determining the amount of revenue to recognize. Returns and credits are estimated at contract inception and updated at the end of each reporting period if additional information becomes available. Variable consideration was not material for the periods presented.
Recognition of revenue
Revenue recognized from contracts with customers is disaggregated into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. We report our revenues in four categories: (i) subscription, (ii) maintenance, (iii) perpetual license, and (iv) other. In addition, we present revenue by geographic region in Note 14.

Subscription revenues

Subscription revenues consist primarily of fees earned from subscription-based arrangements for providing customers the right to use our software in a cloud-based-infrastructure that we provide. We also sell on-premises term license agreements for our Data Center products, which are software licensed for a specified period, and includes support and maintenance service that is bundled with the license for the term of the license period. Subscription revenues are driven primarily by the number and size of active licenses, the type of product and the price of the licenses. Our subscription-based arrangements generally have a contractual term of one to twelve months, with a majority being one month. For cloud-based services, subscription revenue is recognized ratably as services are performed, commencing with the date the service is made available to customers. For on-premises term-based licenses, we recognize revenue upfront for the portion that relates to the delivery of the term license and the support and related revenue is recognized ratably as the services are delivered over the term of the arrangement.

Maintenance revenues

Maintenance revenues represent fees earned from providing customers unspecified future updates, upgrades and enhancements and technical product support for perpetual license products on an if and when available basis. Maintenance revenue is recognized ratably over the term of the support period.

Perpetual license revenues
Perpetual license revenues represent fees earned from the license of software to customers for use on the customer’s premises other than Data Center products. Software is licensed on a perpetual basis. Perpetual license revenues consist of the revenues recognized from sales of licenses to new customers and additional licenses to existing customers. We recognize revenue on the license portion of perpetual license arrangements on the date of license delivery in substantially all situations.
Other revenues
Other revenues include fees received for sales of third-party apps in the Atlassian Marketplace, technical account management, and training services. Revenue from the sale of third-party apps via Atlassian Marketplace is recognized at the date of product delivery given that all of our obligations have been met at that time and net of the vendor liability portion, as we function as the agent in the relationship. Revenue from technical account management is recognized over the time period that the customer has access to the service. Revenue from training is recognized as delivered or as the rights to receive training expire.
Revenue recognition
Adoption of IFRS 15

IFRS 15, was issued in May 2014, and amended in April 2016, and establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to customers. The new revenue standard supersedes all current revenue recognition requirements under IFRS. The Group adopted IFRS 15 as of July 1, 2018, using the full retrospective method. Accordingly, the results for the prior comparable periods were adjusted to conform to the current period measurement and recognition of results.

The most significant impact of the new standard relates to our accounting for the on-premises term-based licenses. Under IFRS 15, if performance obligations are not sold on a stand-alone basis, then standalone selling price (“SSP”) must be estimated. Our term-based licenses include the delivery of software and support services as well as unspecified future updates. Under the previous standard, revenue for these contracts was recognized ratably over the period of the contract. However, under the new standard, we estimate SSP for the software license separately from the support and update services. License revenue is then recognized upon delivery of the initial software at the outset of the arrangement, and support and updates is recognized ratably over the contract period.

We have an online distribution model that allows us to efficiently reach customers globally without the need to invest in a traditional commissioned sales force. As such, the asset resulting from the costs to obtain and fulfill a contract is not material to our consolidated financial statements.

We applied the new standard using the following implementation practical expedients:

•
For completed contracts that have variable consideration, we have elected to use the transaction price at the date the contract was completed rather than estimating variable consideration amounts in comparative reporting periods;

•
For all reporting periods presented before the date of initial application, we have elected to not disclose the amount of the transaction price allocated to remaining performance obligations and an explanation of when we expect to recognize that amount as revenue;

•
We have elected to reflect the aggregate effect of all modifications that occurred before fiscal 2017 with respect to identifying the satisfied and unsatisfied performance obligations, determining the transaction price and allocating the transaction price to the satisfied and unsatisfied performance obligations; and

•	We have elected to recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset otherwise would have been recognized is one year or less.

Cash and cash equivalents
Cash and cash equivalents
The Group considers all highly liquid investments purchased with an original maturity of three months or less and subject to an insignificant risk of changes in value to be cash equivalents. Cash equivalents also include amounts due from third-party credit card processors as they are both short-term and highly liquid in nature and are typically converted to cash within three days of the sales transaction.

Financial instruments
Financial Instruments
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
Our financial assets include trade receivables and contract assets, debt and equity investments and derivative financial instruments. We generally classify financial assets into the following categories: subsequently measured at amortized cost, at fair value through other comprehensive income, and at fair value through profit or loss depending on the contractual cash flows of and our business model for holding the respective asset. Financial assets that are measured at fair value on a recurring basis include debt and equity investments and derivative financial instruments. Trade receivables and contract assets are measured at amortized cost. Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date.

Our financial liabilities include trade and other payables, exchangeable senior notes and derivative financial instruments. We generally classify financial liabilities as subsequently measured at amortized cost and at fair value through profit or loss. Financial liabilities that are measured at fair value are the derivative financial instruments. Trade and other payables are measured at amortized cost and exchangeable senior notes are measured at amortized cost using the effective interest rate (“EIR”) method.
Debt investments
The Group’s marketable debt investments were classified as instruments at fair value through other comprehensive income. Fair value changes of marketable debt investments that have been recognized in other comprehensive income are recycled to profit or loss upon sale of the financial asset.
Equity investments
We invest in equity securities of public and private companies, in which the Company does not have a controlling interest or significant influence, to promote business and strategic objectives. The Group has irrevocably designated the equity investments as instruments at fair value through other comprehensive income. Changes in fair value of these equity investments are recognized in other comprehensive income and never reclassified to profit or loss, even if the asset is impaired, sold or otherwise derecognized.

Marketable equity securities are measured at fair value using readily determinable market value. Non-marketable equity securities are measured at fair value using market data, such as publicly available financing round valuations. Judgment is required particularly in estimating the fair values of non-marketable equity securities.

Exchangeable senior notes (“the Notes”)

The Notes are classified as financial liabilities at amortized cost and measured using the EIR method. Amortized cost is calculated by taking into account any discount and issuance cost that are an integral part of the EIR. The EIR amortization is included as finance costs in the consolidated statements of operations.

Derivative financial instruments
The Group enters into foreign exchange forward contracts with the objective to mitigate certain currency risks associated with cost of revenues and operating expenses denominated in foreign currencies. These foreign exchange forward contracts are designated as cash flow hedges. We also enter into foreign exchange forward contracts to hedge a portion of certain foreign currency denominated as monetary assets and liabilities to reduce the risk that such foreign currency will be adversely affected by changes in exchange rates. Hedging derivative instruments are recognized as either assets or liabilities and are measured at fair value.
For derivative instruments designated as cash flow hedges, the effective portion of the gains (losses) on the derivatives is initially reported as a component of other comprehensive income and is subsequently recognized in earnings when the hedged exposure is recognized in earnings. For options designated as cash flow hedges, changes in the time value are excluded from the assessment of hedge effectiveness and are recognized in earnings. Gains (losses) on derivatives representing either hedge components excluded from the assessment of effectiveness or hedge ineffectiveness are recognized in earnings. For derivative instruments that are not designated as hedges, gains (losses) from changes in fair values are primarily recognized in other income (expense), net.
The Group has other derivatives such as embedded exchange feature of the Notes and capped call transactions (“Exchange and Capped Call Derivatives”). Please see Note 15 for details. The Exchange and Capped Call Derivatives are measured at fair value at each reporting date and gains (losses) from changes in fair values are recognized in other non-operating income (expense), net. The Group used Black-Scholes option pricing models to fair value the Exchange and Capped Call Derivatives. Certain inputs used in the model such as stock price volatility requires judgment.
Impairment of financial assets
The Group measures loss allowances on financial assets at fair value through other comprehensive income at an amount equal to lifetime expected credit losses (“ECLs”), except for securities that are determined to have low credit risk at the reporting date and other securities and bank balances for which credit risk has not increased significantly since initial recognition, which are measured as 12-month ECLs. ECLs are a probability-weighted estimate of the difference in the present value of contractual cash flows and the present value of cash flows that the Group expects to receive. Lifetime ECLs are the ECLs that result from all possible default events over the expected life of a financial instrument. 12-month ECLs are the portion of ECLs that result from default events that are possible within the 12 months following the reporting date.
For trade receivables and contract assets, the Group applies a simplified approach in calculating ECLs. The Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Derecognition

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership. Fair value changes on debt investment and derivatives designated as hedging instruments, which have been recognized in other comprehensive income, are recycled to profit or loss upon sale of the financial asset.

Financial liabilities are derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statements of operations.

Fair value measurement
Fair value measurement
The fair value of financial assets and financial liabilities must be estimated for recognition and measurement or for disclosure purposes. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value, we consider the principal or most advantageous market in which we would transact, as well as assumptions that market participants would use when pricing the asset or liability.
The three levels of inputs that may be used to measure fair value are:

•	Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities

•	Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

•	Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable
The fair value of financial instruments traded in active markets is included in Level 1.
The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity-specific estimates. If all significant inputs required to measure the fair value an instrument are observable, the instrument is included in Level 2.
If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3.
Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Group's assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and considers factors specific to the asset or liability.

Property and equipment
Property and equipment
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method to allocate the cost over the estimated useful lives or, in the case of leasehold improvements and certain leased equipment, the remaining lease term if shorter. The estimated useful lives for each asset class are as follows:

Equipment	3 - 5 years
Computer hardware and computer-related software	3 - 5 years
Furniture and fittings	5 - 10 years
Leasehold improvements	Shorter of the remaining lease term or 7 years

Business combinations
Business combinations
We include the results of operations of the businesses that we acquire as of the acquisition date. We record the assets acquired and liabilities assumed based on their estimated fair values. The excess of the purchase price over the fair values of these identifiable assets and liabilities is recorded as goodwill. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.

Goodwill
Goodwill
Goodwill is the excess of the aggregate of the consideration transferred over the identifiable assets acquired and liabilities assumed. Goodwill is tested for impairment annually during the fourth quarter of the Group's fiscal year and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of the CGU. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Intangible assets
Intangible assets
We acquired intangible assets separately or in connection with business combinations. Intangible assets are measured at cost initially. All of our intangible assets are with finite lives and are amortized over their estimated useful life using the straight-line method. The amortization expense on intangible assets is recognized in the consolidated statements of operations in the expense category, consistent with the function of the intangible asset.
The estimated useful lives for each intangible asset class are as follows:

Patents, trademarks and other rights	2 - 12 years
Customer relationships	2 - 10 years
Acquired developed technology	2 - 10 years

Intangible assets with finite lives are assessed for impairment whenever there is an indication that the intangible asset may be impaired. When the recoverable amount of an intangible asset is less than its carrying amount, an impairment loss is recognized.

Long-lived assets
Long-lived assets
The carrying value and useful lives of long-lived assets are reviewed at the end of each reporting period and adjusted if appropriate. An asset's carrying amount is written down immediately to its recoverable amount if the asset's carrying amount is greater than its estimated recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, recent market transactions are taken into account, if available. If no such transactions can be identified, an appropriate valuation model is used.

Share-based payments
Share-based payments
Share-based payments cover equity-settled awards including stock options and restricted stock units (“RSUs”) issued to our employees in exchange of their service. The cost of the equity-settled awards is determined by the fair value at the grant date. The fair value of RSUs is equal to the market value of our common stock on the grant date. The Group estimates the fair value of stock options using the Black-Scholes option pricing model. This option-pricing model requires the input of assumptions, including the awards’ expected life and the price volatility of the underlying stock.
We recognize equity-settled awards cost, net of estimated forfeitures, over the awards’ requisite service period on a graded-vesting basis. No compensation cost is recognized for awards that do not ultimately vest because service conditions have not been met and we estimate forfeiture based on historical experience. The respective expenses are recognized as employee benefits and classified in our consolidated statements of operations according to the activities that the employees perform.

Leases
Leases
The determination of whether an arrangement is or contains a lease is based on the substance of the arrangement at the inception date, whether fulfillment of the arrangement is dependent on the use of a specific asset or assets or the arrangement conveys a right to use the asset, even if that right is not explicitly specified in an arrangement. The Group categorizes leases at their inception as either operating or finance leases. Expenses incurred in operating leases (net of any incentives received from the lessor) are recognized on a straight-line basis over the term of the lease.

Research and development
Research and development
Research and development expense includes the employee and hardware costs incurred for the development of new products, enhancements and updates of existing products and quality assurance activities. These costs incurred for the development of computer software are expensed until the point that technological feasibility has been established, which for our products, is typically reached shortly before the release of such products and as a result, the Group has not capitalized any research and development costs.

Taxation
Taxation
Current tax
Current income tax assets and/or liabilities comprise amounts expected to be recovered or paid to Her Majesty's Revenue & Customs, the Australian Taxation Office, the United States Internal Revenue Service and other fiscal authorities relating to the current or prior reporting periods, which are unpaid at each reporting date. Current tax is payable on taxable income that differs from the consolidated statements of operations in the financial statements due to permanent and temporary timing differences. The calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.
Deferred tax
The Group uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities represent temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and their corresponding tax basis used in the computation of taxable income. Deferred tax however is not recognized on the initial recognition of goodwill, or the initial recognition of an asset or liability (other than in a business combination) in a transaction that affects neither tax nor accounting income.
Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, except where the Group is able to control the reversal of the temporary differences and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax liabilities are generally provided for in full.
Deferred tax assets are recognized to the extent that they are expected to reverse in the foreseeable future and it is probable that they will be able to be utilized against future taxable income, based on the Group's forecast of future operating results. Deferred tax assets are adjusted for significant non-taxable income, expenses and specific limits on the use of any unused tax loss or credit. Unrecognized deferred income tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable income will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are calculated, without discounting, at tax rates and in accordance with laws that are expected to apply to their respective period of realization, provided the tax rates and laws are enacted or substantively enacted by the end of the reporting period. The carrying amount of deferred tax assets are reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of the deferred tax asset to be utilized.
Deferred tax liabilities and assets are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis. Changes in deferred tax assets or liabilities are recognized as a component of tax expense (benefit) in the consolidated statements of operations, except where they relate to items that are recognized in other comprehensive income or directly in equity, in which case the related deferred tax is also recognized in other comprehensive income or equity, respectively. Where deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

New accounting standards not yet adopted
New accounting standards not yet adopted
In January 2016, the IASB issued IFRS 16, Leases (“IFRS 16”), which supersedes the existing leases standard, IAS 17, Leases, and related interpretations. The standard introduces a single lessee accounting model and requires a lessee to recognize leases on its statement of financial position represented by right-of-use assets and lease liabilities. The standard also contains enhanced disclosure requirements for lessees and is effective for the Group beginning on July 1, 2019. We will adopt the IFRS 16 standard using the modified retrospective approach and will not restate comparative periods. We will elect the package of practical expedients permitted under the transition guidance, which allows us to exclude initial direct costs from the measurement of the right-of-use asset for any leases that exist prior to adoption of the new standard and adjust the right-of-use asset for any recognized onerous lease provisions. We will also elect to keep leases with an initial term of 12 months or less off the balance sheet and recognize the associated lease payments in the consolidated statements of operations on a straight-line basis over the lease term. Based on our portfolio of leases as of June 30, 2019, approximately $286 million of right-of-use assets and lease liabilities will be recognized on our balance sheet upon adoption, primarily relating to real estate.